UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2006 to January 31, 2007

Item 1:   Schedule of Investments

Credit Suisse High Income Fund
Schedule of Investments
January 31, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (89.5%)
Aerospace & Defense (1.3%)
$100	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B, B3)	02/01/18	7.625	$102,250
175	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	174,125
250	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B-, Caa1)	11/15/14	7.750	258,125
525	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	500,063
300	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	307,500
75	TransDigm, Inc., Rule 144A, Senior Subordinated Notes (Callable 07/15/09 @ $105.81)‡	(B-, B3)	07/15/14	7.750	75,750
					1,417,813
Agriculture (0.2%)
250	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00)‡	(B, Caa1)	11/01/10	10.500	266,875
Auto Loans (3.0%)
1,050	Ford Motor Credit Co., Global Notes§	(B, B1)	10/01/13	7.000	1,002,954
625	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	624,854
675	Ford Motor Credit Co., Senior Unsecured Notes	(B, B1)	12/15/16	8.000	663,873
675	General Motors Acceptance Corp., Global Notes§	(BB+, Ba1)	12/01/14	6.750	685,895
375	GMAC LLC, Senior Unsubordinated Notes	(BB+, Ba1)	12/15/11	6.000	369,869
					3,347,445
Automobile Parts & Equipment (2.1%)
350	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(CCC+, B1)	12/01/11	9.000	363,125
600	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B-, B2)	07/01/15	9.000	649,500
50	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.31)‡	(B-, B2)	12/01/11	8.675	52,875
275	Insurance Auto Auctions, Inc., Global Company Guaranteed Notes (Callable 04/01/09 @ $105.50)	(CCC+, Caa1)	04/01/13	11.000	312,125
300	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, Caa1)	08/15/14	10.000	312,000
275	Titan International, Inc., Rule 144A, Senior Notes‡	(B, B3)	01/15/12	8.000	277,750
95	TRW Automotive, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $105.50)§	(BB-, B1)	02/15/13	11.000	104,500
225	Visteon Corp., Global Senior Notes§	(CCC+, Caa2)	08/01/10	8.250	226,125
					2,298,000
Automotive (1.8%)
595	Ford Motor Co., Global Notes§	(CCC+, Caa1)	07/16/31	7.450	485,669
825	General Motors Corp., Global Debentures§	(B-, Caa1)	07/15/33	8.375	780,656
750	General Motors Corp., Global Senior Notes§	(B-, Caa1)	07/15/13	7.125	729,375
					1,995,700
Beverages (0.3%)
275	Constellation Brands, Inc., Company Guaranteed Notes	(BB, Ba2)	09/01/16	7.250	282,563
Brokerage (0.3%)
300	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(BB-, Ba2)	12/01/15	7.875	322,500
Building & Construction (1.6%)
275	Ashton Woods USA/Finance, Global Senior Subordinated Notes (Callable 10/01/10 @ $104.75)	(B-, B3)	10/01/15	9.500	265,375
275	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/07 @ $104.19)	(BB, Ba1)	04/15/12	8.375	283,937
350	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(BB, Ba1)	01/15/16	6.250	329,000
400	KB Home, Senior Notes§	(BB+, Ba1)	06/15/15	6.250	377,820

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Building & Construction
$125	Technical Olympic USA, Inc., Rule 144A, Senior Notes‡§	(B-, B2)	04/01/11	8.250	$121,250
125	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)§	(B+, B3)	03/15/15	6.625	114,375
275	William Lyon Homes, Inc., Global Senior Notes (Callable 02/15/09 @ $103.75)	(B, B3)	02/15/14	7.500	239,250
50	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)	(B, B3)	12/15/12	7.625	44,625
					1,775,632
Building Materials (1.3%)
350	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)§	(B-, B3)	10/01/12	9.875	360,500
150	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)§	(B-, B3)	12/15/12	7.875	151,500
275	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B-, B1)	11/01/11	9.000	285,313
325	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+, B3)	09/01/14	8.500	324,187
375	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(CCC+, Caa1)	02/15/12	9.000	339,375
					1,460,875
Chemicals (4.2%)
225	Chemtura Corp., Company Guaranteed Notes	(BB+, Ba1)	06/01/16	6.875	219,375
463	Crystal US Holdings, Global Senior Discount Notes (Callable 10/01/09 @ $105.25)+§	(B, B3)	10/01/14	0.000	405,125
500	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B3)	11/15/14	0.000	408,750
975	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)	(BB, Ba2)	06/01/13	10.500	1,081,031
325	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.00)	(B+, B1)	09/15/14	8.000	339,625
175	Mosaic Co., Rule 144A, Senior Notes (Callable 12/01/10 @ $103.69)‡	(BB-, B1)	12/01/14	7.375	178,062
200	Mosaic Co., Rule 144A, Senior Notes (Callable 12/01/11 @ $103.81)‡	(BB-, B1)	12/01/16	7.625	205,500
575	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+	(B-, B3)	02/01/14	0.000	480,125
450	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)§	(B+, B2)	05/15/10	10.625	480,375
25	PolyOne Corp., Senior Notes§	(B+, B2)	05/01/12	8.875	24,938
175	PQ Corp., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B-, B3)	02/15/13	7.500	175,000
307	Terra Capital, Inc., Global Secured Notes (Callable 06/01/07 @ $105.75)	(B, B1)	06/01/10	11.500	331,560
350	Terra Capital, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $103.50)‡	(BB-, B1)	02/01/17	7.000	346,500
					4,675,966
Computer Hardware (0.3%)
300	Activant Solutions, Inc., Rule 144A, Senior Subordinated Notes (Callable 05/01/11 @ $104.75)‡	(CCC+, Caa1)	05/01/16	9.500	292,500

Consumer Products (1.8%)
500	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+§	(CCC+, B3)	10/01/12	0.000	445,000
425	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	418,625
300	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00)	(CCC, Caa2)	02/01/12	8.000	285,750
325	Jarden Corp., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.88)§	(B-, B3)	05/01/12	9.750	345,719
250	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/07 @ $103.13)	(B-, Caa1)	06/01/11	9.375	260,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Consumer Products
$300	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B-, B3)	04/15/12	9.250	$307,500
					2,063,219
Diversified Capital Goods (1.7%)
500	Amsted Industries, Inc., Rule 144A, Senior Notes (Callable 10/15/07 @ $105.12)‡	(B, Caa1)	10/15/11	10.250	538,125
325	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	336,375
300	RBS Global & Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/10 @ $104.75)‡	(CCC+, B3)	08/01/14	9.500	312,000
350	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	351,750
400	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.94)	(CCC+, B3)	06/15/12	9.875	403,000
					1,941,250
Electric - Generation (4.4%)
500	AES Corp., Rule 144A, Secured Notes (Callable 05/15/08 @ $104.50)‡	(BB-, Ba3)	05/15/15	9.000	537,500
60	AES Corp., Senior Notes	(B, B1)	06/01/09	9.500	63,900
175	AES Corp., Senior Notes	(B, B1)	03/01/14	7.750	185,063
125	Baldor Electric Co., Senior Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	129,688
400	Calpine Generating Company LLC, Global Secured Notes (Callable 04/01/08 @ $103.50)#	(D, NR)	04/01/10	11.099	410,000
550	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, B2)	05/01/16	8.375	584,375
125	Dynegy Holdings, Inc., Senior Notes	(B-, B2)	04/01/11	6.875	125,625
375	Edison Mission Energy, Senior Notes	(BB-, B1)	06/15/09	7.730	388,125
480	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB-, Ba2)	01/02/16	8.560	528,311
450	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B-, B1)	01/15/17	7.375	451,125
375	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B-, B1)	02/01/14	7.250	376,875
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B-, B1)	02/01/16	7.375	200,750
325	Reliant Energy, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75)	(B, B2)	07/15/13	9.500	350,187
275	Reliant Energy, Inc., Secured Notes (Callable 12/15/09 @ $103.38)	(B, B2)	12/15/14	6.750	272,250
300	TXU Corp., Series Q, Global Senior Notes	(BB+, Ba1)	11/15/24	6.500	279,313
					4,883,087
Electric - Integrated (1.0%)
350	CMS Energy Corp., Global Senior Notes	(B+, Ba3)	08/01/10	7.750	367,938
475	Mirant North America LLC, Global Company Guaranteed Notes (Callable 12/31/09 @ $103.69)	(B-, B2)	12/31/13	7.375	486,875
225	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @ $104.31)§	(B, B1)	03/15/14	8.625	243,733
75	Sierra Pacific Resources, Global Senior Notes (Callable 08/15/10 @ $103.38)	(B, B1)	08/15/17	6.750	75,518
					1,174,064
Electronics (1.7%)
350	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)§	(CCC+, Caa1)	05/15/13	7.750	331,187
725	Freescale Semiconductor, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.44)‡	(B, B1)	12/15/14	8.875	725,000
275	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.12)	(B-, B2)	02/15/12	10.250	290,125
200	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)§	(B, B2)	03/01/16	8.125	191,500
300	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62)‡	(B, Caa1)	01/15/16	11.250	317,250
					1,855,062

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production (2.9%)
$925	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)§	(BB, Ba2)	01/15/16	6.875	$920,375
100	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	95,500
250	Forest Oil Corp., Global Senior Notes	(B+, B1)	12/15/11	8.000	260,625
350	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)‡	(B, B3)	06/01/16	9.000	372,750
275	OPTI Canada, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.13)‡	(BB, B1)	12/15/14	8.250	288,750
350	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B-, B3)	07/15/13	9.125	364,000
325	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)§	(B, B1)	03/15/15	6.375	316,875
275	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB-, Ba2)	07/15/11	7.625	281,187
300	Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 05/01/08 @ $103.63)	(B, B1)	05/01/12	7.250	299,250
					3,199,312
Environmental (1.2%)
925	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, B3)	04/15/14	7.375	927,313
450	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC, Caa1)	04/15/14	9.500	470,250
					1,397,563
Food & Drug Retailers (1.5%)
325	Albertson’s, Inc., Senior Notes§	(B, B1)	05/01/13	7.250	334,840
300	Delhaize America, Inc., Global Company Guaranteed Notes	(BB+, Ba1)	04/15/11	8.125	325,620
450	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)§	(CC, Caa3)	08/01/11	9.750	423,000
275	Ingles Markets, Inc., Global Company Guaranteed Notes (Callable 12/01/07 @ $102.90)	(B, B3)	12/01/11	8.875	288,406
275	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)§	(B+, B1)	06/15/12	8.125	280,500
					1,652,366
Food - Wholesale (1.0%)
200	Dole Food Co., Debentures#	(B-, Caa1)	07/15/13	8.750	198,000
250	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25)	(B-, Caa1)	08/01/11	10.500	265,000
275	Pinnacle Foods Holding Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $104.13)	(B-, B3)	12/01/13	8.250	282,563
350	Swift & Co., Global Senior Subordinated Notes (Callable 10/01/07 @ $103.13)§	(CCC+, Caa1)	01/01/10	12.500	366,625
					1,112,188
Forestry & Paper (2.6%)
375	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)§	(B+, B2)	10/15/14	7.125	367,500
100	Cellu Tissue Holdings, Global Secured Notes (Callable 03/15/07 @ $107.31)	(B, B2)	03/15/10	9.750	100,250
425	Georgia-Pacific Corp., Debentures	(B, B2)	06/15/15	7.700	435,094
50	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(B, Ba3)	01/15/17	7.125	50,000
275	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)§	(B-, B3)	08/15/13	9.500	292,875
425	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	465,375
75	NewPage Corp., Global Senior Subordinated Notes (Callable 05/01/09 @ $106.00)	(CCC+, B3)	05/01/13	12.000	82,125
129	Smurfit-Stone Container, Global Senior Notes (Callable 02/01/07 @ $103.25)	(CCC+, B2)	02/01/11	9.750	133,837
590	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/07 @ $104.19)	(CCC+, B2)	07/01/12	8.375	595,900

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Forestry & Paper
$300	Verso Paper Holdings LLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.56)‡	(B+, B2)	08/01/14	9.125	$316,500
50	Verso Paper Holdings LLC, Rule 144A, Senior Subordinated Notes (Callable 08/01/11 @ 105.69)‡	(B-, B3)	08/01/16	11.375	53,250
					2,892,706
Gaming (4.7%)
250	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	255,312
525	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC+, B3)	08/01/13	8.000	524,344
303	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB-, Ba2)	11/15/19	7.250	309,060
250	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(B-, B3)	06/01/12	8.125	256,250
225	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)§	(B-, B3)	11/15/10	12.000	246,375
425	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ 104.88)	(B-, B3)	06/15/14	9.750	442,000
225	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B+, B1)	10/15/10	9.500	236,250
100	Majestic Star LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)	(CCC+, Caa1)	01/15/11	9.750	95,500
400	MGM Mirage, Inc., Company Guaranteed Notes§	(B+, B1)	02/01/11	8.375	422,500
750	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	01/15/17	7.625	758,437
300	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	295,875
50	MGM Mirage, Inc., Global Senior Notes	(BB, Ba2)	09/01/12	6.750	49,875
275	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)	(B-, Caa1)	06/01/15	8.500	273,625
328	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55)‡	(BB-, B1)	09/15/12	8.625	349,320
425	Wimar Opco LLC, Rule 144A, Senior Subordinated Notes (Callable 12/15/10 @ $104.81)‡	(CCC+, B3)	12/15/14	9.625	424,469
325	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BB-, B1)	12/01/14	6.625	323,375
					5,262,567
Gas Distribution (3.6%)
275	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)	(NR, B1)	05/20/16	7.125	270,188
700	El Paso Corp., Senior Notes	(B, B2)	05/15/11	7.000	721,000
450	El Paso Natural Gas Co., Global Senior Notes (Callable 08/01/07 @ $103.81)	(B+, Ba1)	08/01/10	7.625	470,250
750	El Paso Performance-Link, Rule 144A, Notes‡	(B+, B2)	07/15/11	7.750	783,750
350	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B, B1)	03/01/16	8.250	363,125
950	Williams Companies, Inc., Global Senior Unsecured Notes#	(BB-, Ba2)	03/15/12	8.125	1,027,187
75	Williams Companies, Inc., Rule 144A, Notes‡#	(BB-, Ba2)	10/01/10	7.360	77,250
275	Williams Partners LP, Rule 144A, Bonds‡	(BB-, Ba3)	02/01/17	7.250	283,937
					3,996,687
Health Services (6.8%)
250	CDRV Investors, Inc., Global Senior Discount Notes (Callable 01/01/10 @ $104.81)+	(CCC+, Caa1)	01/01/15	0.000	200,625
250	CDRV Investors, Inc., Rule 144A, Senior Notes (Callable 12/01/07 @ $102.00)‡#	(CCC+, Caa1)	12/01/11	9.860	246,875
275	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B3)	03/15/15	7.250	279,812
50	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	42,625
1,300	HCA, Inc., Global Senior Unsecured Notes§	(B-, Caa1)	02/15/16	6.500	1,101,750
825	HCA, Inc., Rule 144A, Secured Notes (Callable 11/15/11 @ $104.63)‡	(BB-, B2)	11/15/16	9.250	878,625
450	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	414,000
250	Healthsouth Corp., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.38)‡	(CCC+, Caa1)	06/15/16	10.750	275,937

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Health Services
$275	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(B-, B3)	06/15/14	8.750	$282,219
425	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB, Ba3)	01/15/16	7.000	427,125
100	Senior Housing Properties Trust, Senior Notes	(BB+, Ba2)	01/15/12	8.625	109,000
100	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/14	7.375	103,500
175	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/18	7.625	184,625
175	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+, B1)	02/15/13	6.250	168,875
1,025	Tenet Healthcare Corp., Global Senior Notes§	(CCC+, Caa1)	07/01/14	9.875	1,044,219
650	Triad Hospitals, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50)	(B+, B2)	11/15/13	7.000	667,875
500	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B-, B3)	11/01/11	10.125	533,750
325	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	334,344
275	Ventas Realty LP, Company Guranteed Notes (Callable 04/01/12 @ $103.38)	(BB+, Ba2)	04/01/17	6.750	280,500
					7,576,281
Hotels (1.0%)
200	Felcor Lodging LP, Global Company Guaranteed Notes#	(B+, Ba3)	06/01/11	8.500	213,250
50	Felcor Lodging LP, Rule 144A, Secured Notes (Callable 12/01/07 @ $101.00)#‡	(B+, Ba3)	12/01/11	7.275	50,625
125	Host Hotels & Resorts LP, Rule 144A, Company Guaranteed Notes (Callable 11/01/10 @ $103.44)‡	(BB, Ba1)	11/01/14	6.875	126,094
225	Host Marriott LP, Global Senior Notes (Callable 11/01/08 @ $103.56)	(BB, Ba1)	11/01/13	7.125	229,500
475	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	473,812
					1,093,281
Household & Leisure Products (0.4%)
225	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)§	(B, B2)	06/15/14	8.250	237,375
175	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)§	(B-, B3)	01/15/14	7.875	180,250
					417,625
Leisure (0.7%)
250	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 07/15/07 @ $105.25)§	(CCC-, Caa1)	07/15/11	10.500	246,250
175	Six Flags, Inc., Global Senior Notes (Callable 02/01/07 @ $102.96)§	(CCC, Caa1)	02/01/10	8.875	175,000
400	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)§	(CCC, Caa1)	06/01/14	9.625	384,000
					805,250
Machinery (0.4%)
400	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/07 @ $104.62)	(BB, Ba3)	08/01/11	9.250	426,000

Media - Broadcast (2.1%)
350	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B-, B1)	12/15/12	7.750	357,875
250	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	268,125
275	Gray Television, Inc., Global Company Guaranteed Notes (Callable 12/15/07 @ $103.08)	(B-, B1)	12/15/11	9.250	288,406
375	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)‡#	(CCC-, Caa2)	01/15/13	11.610	391,875
475	Nexstar Finance Holdings LLC, Global Senior Discount Notes (Callable 04/01/08 @ $105.69)+	(CCC+, Caa1)	04/01/13	0.000	439,375
250	Rainbow National Services LLC, Rule 144A, Senior Notes (Callable 09/01/08 @ $104.38)‡	(B+, B2)	09/01/12	8.750	267,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Broadcast
$400	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC-, Caa1)	01/15/14	8.750	$366,000
					2,379,156
Media - Cable (5.4%)
425	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	438,812
575	CCH I Holdings LLC, Global Company Guaranteed Notes (Callable 09/30/07 @ $103.92)§	(CCC-, Caa3)	05/15/14	11.750	550,562
925	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)§	(CCC-, Caa2)	10/01/15	11.000	959,687
750	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)§	(CCC-, Caa1)	11/15/13	8.750	776,250
425	Charter Communications Holdings LLC, Senior Discount Notes (Callable 04/01/07 @ $100.00)#	(CCC-, Caa3)	04/01/11	9.920	405,875
700	CSC Holdings, Inc., Rule 144A, Senior Notes‡	(B+, B2)	04/15/12	7.250	696,500
100	CSC Holdings, Inc., Series B, Senior Notes§	(B+, B2)	04/01/11	7.625	103,500
275	DirecTV Holdings/Finance, Global Senior Notes (Callable 03/15/08 @ $104.19)	(BB-, Ba3)	03/15/13	8.375	289,094
375	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	368,438
500	EchoStar DBS Corp., Global Senior Notes	(BB-, Ba3)	10/01/11	6.375	496,875
300	GCI, Inc., Global Senior Notes (Callable 02/15/09 @ $103.63)	(B+, B1)	02/15/14	7.250	300,750
315	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/07 @ $100.00)§	(B, B3)	10/01/09	9.750	321,300
125	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)§	(B, B3)	10/15/15	8.500	127,188
250	Mediacom LLC/Capital Corp., Senior Notes (Callable 02/15/07 @ $101.97)§	(B, B3)	02/15/11	7.875	252,188
					6,087,019
Media - Services (0.2%)
250	WMG Holdings Corp., Global Senior Discount Notes (Callable 12/15/09 @ $104.75)+	(B, B2)	12/15/14	0.000	202,500

Metal & Mining - Excluding Steel (1.2%)
100	Aleris International, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.50)‡	(B-, B3)	12/15/14	9.000	104,250
225	Aleris International, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/11 @ $105.00)‡	(Caa1, B-)	12/15/16	10.000	234,000
350	Peabody Energy Corp., Global Company Guaranteed Notes	(BB, Ba1)	11/01/16	7.375	366,625
275	PNA Group, Inc., Rule 144A, Senior Notes (Callable 09/01/11 @ $105.38)‡	(B-, B3)	09/01/16	10.750	288,750
350	Southern Copper Corp., Global Senior Notes	(BBB-, Baa2)	07/27/35	7.500	374,346
					1,367,971
Non-Food & Drug Retailers (2.9%)
300	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(CCC+, B2)	02/15/12	9.000	302,250
350	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.50)§	(B, B3)	06/15/12	9.000	367,937
200	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	203,500
375	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)	(B-, B3)	06/01/12	8.375	358,125
250	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§	(B+, B1)	10/01/12	8.000	265,625
275	General Nutrition Center, Global Senior Subordinated Notes (Callable 12/01/07 @ $104.25)	(CCC+, B3)	12/01/10	8.500	286,688
70	Michaels Stores, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $105.00)‡	(CCC, B2)	11/01/14	10.000	75,075
405	Michaels Stores, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/01/11 @ $105.69)‡§	(CCC, Caa1)	11/01/16	11.375	439,425
450	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B-, B3)	10/15/15	10.375	505,125
553	PCA LLC, Global Senior Notesø	(NR, NR)	08/01/09	11.875	102,305

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Non-Food & Drug Retailers
$265	Susser Holdings LLC, Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B, B2)	12/15/13	10.625	$290,175
					3,196,230
Office Equipment (0.2%)
250	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)	(BB, Ba3)	09/15/15	7.750	264,375

Oil Field Equipment & Services (0.5%)
225	Hanover Compressor Co., Company Guanteed Notes (Callable 04/15/10 @ $103.75)	(B, B2)	04/15/13	7.500	226,688
325	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB-, Ba2)	07/15/14	7.375	331,500
					558,188
Oil Refining & Marketing (1.0%)
175	Chaparral Energy, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $104.44)‡	(CCC+, Caa1)	02/01/17	8.875	175,438
300	Frontier Oil Corp., Global Senior Notes (Callable 10/01/07 @ $103.31)	(B+, B1)	10/01/11	6.625	297,750
400	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00)	(B-, B2)	05/15/14	8.000	431,500
162	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.50)	(B-, B2)	05/15/12	11.000	173,340
					1,078,028
Packaging (2.9%)
125	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)	(BB, Ba1)	03/15/18	6.625	123,906
425	Berry Plastics Holding Corp., Rule 144A, Secured Notes (Callable 09/15/10 @ $104.44)‡	(CCC+, B2)	09/15/14	8.875	440,937
400	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)§	(CCC, Caa2)	12/01/12	11.000	382,000
250	Covalence Specialty Materials Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/11 @ $105.13)‡	(CCC+, B3)	03/01/16	10.250	231,250
230	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	239,200
350	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa1)	10/15/14	9.875	362,250
325	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B, B3)	05/15/13	8.250	340,438
100	Owens-Illinois, Inc., Debentures	(B, Caa1)	05/15/18	7.800	102,250
750	Pliant Corp., Global Secured Notes (Callable 06/01/07 @ $105.56)§	(CCC, Caa1)	09/01/09	11.125	750,000
375	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(CCC-, Caa2)	02/15/14	8.500	330,000
					3,302,231
Printing & Publishing (1.9%)
325	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/07 @ $100.00)	(CCC-, Caa2)	05/01/09	10.250	312,812
275	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)	(CCC+, Caa1)	07/15/12	9.250	287,375
200	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50)+	(B, B3)	11/15/13	0.000	182,500
800	R.H. Donnelley Corp., Series A-1, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	770,000
25	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	24,063
200	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B, B3)	01/15/16	8.875	210,500
325	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/07 @ $102.72)§	(CCC, Caa1)	06/15/09	10.875	331,500
					2,118,750
Railroads (0.1%)
150	Kansas City Southern Railway, Global Company Guaranteed Notes	(B-, B3)	10/01/08	9.500	157,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Restaurants (0.8%)
$300	Buffets, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/10 @ $106.25)‡	(CCC, Caa1)	11/01/14	12.500	$311,250
250	Denny’s Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(B-, B3)	10/01/12	10.000	267,187
330	Sbarro, Inc., Company Guaranteed Notes (Callable 09/15/07 @ $100.00)§	(CCC, Caa1)	09/15/09	11.000	337,699
					916,136
Software/Services (1.2%)
750	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	810,000
562	UGS Capital Corp. II, Rule 144A, Senior Notes (Callable 03/12/07 @ $100.00)#‡	(B-, Caa1)	06/01/11	10.348	576,046
					1,386,046
Steel Producers/Products (0.9%)
500	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88)	(B+, B2)	06/15/12	7.750	508,750
150	International Steel Group, Inc., Global Senior Notes	(BBB-, Ba1)	04/15/14	6.500	153,000
300	RathGibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.63)	(B-, B3)	02/15/14	11.250	319,500
0	WCI Steel Acquisition, Inc., Senior Notes(1)	(NR, NR)	05/01/16	8.000	325
1,000	WCI Steel Escrow	(NR, NR)	12/01/49	10.000	28,600
					1,010,175
Support-Services (4.4%)
400	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+, Caa1)	07/15/11	11.375	412,000
550	Aramark Corp. Class B, Rule 144A, Senior Notes (Callable 02/01/11 @ $104.25)‡	(B-, B3)	02/01/15	8.500	565,812
125	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50)‡	(B, B3)	08/15/16	9.000	134,375
400	Brand Services, Inc., Global Company Guaranteed Notes (Callable 10/15/07 @ $106.00)	(CCC+, Caa1)	10/15/12	12.000	440,260
150	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	158,250
175	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)§	(CCC+, Caa1)	06/01/16	10.250	189,000
500	Hertz Corp. Class A, Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B, B1)	01/01/14	8.875	533,750
300	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B, B3)	01/01/16	6.625	289,500
250	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/07 @ $105.34)+	(CCC+, Caa1)	05/15/13	0.000	252,500
225	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/07 @ $104.81)	(CCC+, B3)	05/15/12	9.625	237,094
200	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88)‡	(B-, B3)	08/01/14	9.750	211,500
350	Rental Service Corp., Rule 144A, Bonds (Callable 12/01/10 @ $104.75)‡	(B-, Caa1)	12/01/14	9.500	367,500
270	Travelport, Inc., Rule 144A, Senior Notes (Callable 09/01/10 @ $104.94)‡	(B-, Caa1)	09/01/14	9.875	283,500
600	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)§	(B, B3)	02/15/14	7.000	592,500
250	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+, B3)	10/01/15	8.500	261,250
					4,928.791
Telecom - Fixed Line (1.0%)
625	Level 3 Communications, Inc., Convertible Notes§	(CCC-, Caa3)	03/15/10	6.000	590,625
250	Level 3 Communications, Inc., Global Senior Notes (Callable 03/01/09 @ $100.00)	(CCC-, Caa2)	03/01/10	11.500	270,625

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Fixed Line
$275	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	$295,969
					1,157,219
Telecom - Integrated/Services (4.2%)
300	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)	(B-, B2)	01/15/14	8.375	309,000
300	Citizens Communications Co., Senior Notes	(BB+, Ba2)	01/15/13	6.250	297,000
25	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC+, B3)	05/01/15	12.500	27,313
350	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B-, B1)	04/15/14	9.500	371,875
225	LCI International, Inc., Senior Notes	(NR, NR)	06/15/07	7.250	226,687
75	Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63)‡	(CCC-, B2)	11/01/14	9.250	77,063
315	MasTec, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $103.81)‡	(B+, B1)	02/01/17	7.625	318,150
600	PanAmSat Corp., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.50)	(B, B2)	08/15/14	9.000	649,500
825	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)	(B+, Ba3)	02/15/11	7.250	850,781
525	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+, Ba3)	02/15/14	7.500	544,687
400	Qwest Corp., Global Senior Notes	(BB+, Ba1)	06/15/15	7.625	430,500
150	Windstream Corp., Global Company Guaranteed Notes	(BB-, Ba3)	08/01/13	8.125	162,188
350	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB-, Ba3)	08/01/16	8.625	383,687
					4,648,431
Telecom - Wireless (2.5%)
125	American Cellular Corp., Series B, Global Senior Notes (Callable 08/01/07 @ $105.00)	(CCC, B3)	08/01/11	10.000	133,125
200	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC, B2)	06/15/13	10.125	216,750
225	Centennial Communications Corp. Global Senior Notes (Callable 01/01/09 @ $107.50)	(CCC, Caa1)	01/01/13	10.000	242,437
325	Cricket Communications, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.69)‡	(CCC, Caa2)	11/01/14	9.375	342,875
450	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44)§	(CCC, Caa2)	10/01/13	8.875	466,875
250	Horizon PCS, Inc., Global Company Guaranteed Notes (Callable 07/15/08 @ $105.69)	(B-, B3)	07/15/12	11.375	278,750
300	Metro PCS Wireless, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63)‡	(CCC, Caa2)	11/01/14	9.250	313,500
150	Rural Cellular Corp., Global Senior Notes (Callable 08/01/07 @ $104.94)§	(CCC, B3)	02/01/10	9.875	159,750
250	Rural Cellular Corp. Class A, Global Senior Subordinated Notes (Callable 01/15/08 @ $101.63)§	(CCC, Caa2)	01/15/10	9.750	258,125
425	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)§	(CCC-, Caa2)	06/01/13	8.500	435,625

					2,847,812
Textiles & Apparel (0.7%)
300	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B-, B3)	01/15/15	9.750	325,500
200	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.13)	(B-, B3)	12/15/12	12.250	222,250
225	Phillips-Van Heusen Corp., Global Senior Notes (Callable 02/15/08 @ $103.62)	(BB, Ba3)	02/15/11	7.250	230,625
					778,375
Theaters & Entertainment (0.7%)
150	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 02/01/07 @ $104.94)	(CCC+, B3)	02/01/12	9.875	158,438
350	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B3)	03/01/14	8.000	353,062

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Theaters & Entertainment
$350	Cinemark, Inc., Global Senior Discount Notes (Callable 03/15/09 @ $104.88)+	(CCC+, B3)	03/15/14	0.000	$310,625
					822,125
Tobacco (0.3%)
350	Reynolds American, Inc., Global Company Guaranteed Notes	(BB, Ba3)	06/01/13	7.250	366,110

Transportation - Excluding Air/Rail (0.6%)
162	H-Lines Finance Holding Corp., Global Senior Discount Notes (Callable 04/01/08 @ $105.50)+	(CCC+, Caa1)	04/01/13	0.000	151,065
500	Overseas Shipholding Group, Inc., Global Senior Notes (Callable 03/15/08 @ $104.12)	(BB+, Ba1)	03/15/13	8.250	527,500
					678,565
TOTAL CORPORATE BONDS (Cost $96,957,303)					100,136,485

FOREIGN BONDS (7.8%)
Chemicals (0.6%)
325	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡§	(B-, B2)	08/15/15	8.375	337,188
350	Ineos Group Holdings PLC, Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B-, B2)	02/15/16	8.500	336,875
					674,063
Electronics (1.0%)
175	Avago Technologies Finance, Rule 144A, Senior Notes (Callable 12/01/09 @ $105.06) (Singapore)‡	(B, B2)	12/01/13	10.125	186,375
300	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)§	(B, B2)	07/01/11	7.875	294,750
300	NXP BV/NXP Funding LLC, Rule 144A, Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)‡	(BB+, Ba2)	10/15/14	7.875	311,250
275	STATS ChipPAC, Ltd., Global Company Guaranteed Notes (Callable 11/15/08 @ $103.38) (Singapore)§	(BB, Ba2)	11/15/11	6.750	273,625
					1,066,000
Food & Drug Retailers (0.2%)
250	Jean Coutu Group PJC, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25) (Canada)§	(B-, Caa2)	08/01/14	8.500	261,250

Forestry & Paper (1.2%)
250	Abitibi-Consolidated, Inc., Global Notes (Canada)§	(B+, B2)	06/15/11	7.750	244,375
1	Ainsworth Lumber Company, Ltd., Yankee Senior Notes (Canada)	(NR, NR)	07/15/07	12.500	519
325	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)	(B+, B2)	11/15/11	7.950	327,438
575	Smurfit Kappa Funding, Global Senior Notes (Callable 10/01/07 @ $104.81) (Ireland)	(B-, B3)	10/01/12	9.625	613,812
130	Tembec Industries, Inc., Yankee Company Guaranteed Notes (Callable 06/30/07 @ $100.00) (Canada)§	(CCC-, Ca)	06/30/09	8.625	109,200
					1,295,344
Leisure (0.3%)
300	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#	(B, B3)	07/15/14	10.625	306,750

Media - Cable (1.2%)
275	Kabel Deutschland GmbH, Global Company Guaranteed Notes (07/01/09 @ $105.31) (Germany)	(B-, B2)	07/01/14	10.625	308,344
300	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	318,750
250	Unity Media GmbH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(CCC+, Caa2)	02/15/15	10.125	340,293
350	Videotron Ltee, Global Company Guaranteed Notes (Callable 12/15/10 @ $103.19) (Canada)	(B+, Ba2)	12/15/15	6.375	341,250
					1,308,637

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Metal & Mining - Excluding Steel (0.0%)
$350	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Canada)ø^	(NR, NR)	02/01/08	10.750	$0

Packaging (0.3%)
250	Gerresheimer Holdings GmbH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ $103.94) (Germany)‡	(B-, Caa1)	03/01/15	7.875	341,106

Pharmaceuticals (0.2%)
225	Elan Finance PLC, Rule 144A, Senior Unsecured Notes (Callable 12/01/10 @ $104.44) (Ireland)‡	(B, B3)	12/01/13	8.875	223,875

Printing & Publishing (0.1%)
100	Quebecor World, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $104.88) (Canada)‡	(B+, B2)	01/15/15	9.750	104,875

Support-Services (0.3%)
350	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B3)	08/01/15	8.625	365,750

Telecom - Integrated/Services (1.6%)
400	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	435,000
700	Intelsat, Ltd., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.62) (Bermuda)‡	(B, Caa1)	06/15/16	11.250	794,500
125	Intelsat, Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/08 @ $102.00) (Bermuda)‡#	(B, Caa1)	01/15/15	8.872	127,812
350	Nordic Telephone Co. Holdings, Rule 144A, Notes (Callable 05/01/07 @ $102.00) (Denmark)‡#	(B, B2)	05/01/16	9.061	470,726
					1,828,038

Telecom - Wireless (0.1%)
125	Rogers Wireless Communications, Inc., Global Secured Notes (Canada)	(BB+, Ba1)	05/01/11	9.625	141,875

Telecommunication Equipment (0.1%)
150	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Canada)‡#	(B-, B3)	07/15/11	9.610	160,125

Textiles & Apparel (0.2%)
150	IT Holding Finance SA, Rule 144A, Senior Notes (Luxembourg)‡	(CCC+, Caa1)	11/15/12	9.875	204,663
Transportation - Excluding Air/Rail (0.4%)
450	Stena AB, Global Senior Notes (Callable 12/01/09 @ $103.50) (Sweden)	(BB-, Ba3)	12/01/16	7.000	446,625
TOTAL FOREIGN BONDS (Cost $8,484,899)					8,728,976

Number of Shares		Value

COMMON STOCKS (0.9%)
Chemicals (0.2%)
9,785	Huntsman Corp.*	204,604

Electric - Integrated (0.3%)
9,599	Mirant Corp.*§	328,094

Food - Wholesale (0.3%)
352	Crunch Equity Holding LLC Class A*	351,968

Steel Producers/Products (0.1%)
5,942	WCI Steel Acquisition, Inc.*	154,492

TOTAL COMMON STOCKS (Cost $767,199)		1,039,158

WARRANTS (0.0%)
Chemicals (0.0%)
155	AGY Holding Corp., strike price $0.01 expires 01/01/10*^	2

Number of
Shares		Value

WARRANTS
Telecom - Fixed Line (0.0%)
100	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10*‡^	$0

TOTAL WARRANTS (Cost $2,501)		2

SHORT-TERM INVESTMENT (23.5%)
26,278,062	State Street Navigator Prime Portfolio§§ (Cost $26,278,062)	26,278,062

TOTAL INVESTMENTS AT VALUE (121.7%) (Cost $132,489,964)		136,182,683

LIABILITIES IN EXCESS OF OTHER ASSETS (-21.7%)		(24,306,066)

NET ASSETS (100.0%)		$111,876,617

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Purchased/(Sold)	Contract Amount	Contract Value	Unrealized Gain (Loss)
European Economic Unit	3/28/07	€290,000	$376,942	$377,787	$845
European Economic Unit	3/28/07	€(13,600,000)	(1,799,838)	(1,771,690)	28,148
			$(1,422,896)	$(1,393,903)	$28,993

INVESTMENT ABBREVIATION

NR=Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to a value of $21,742,582 or 19.4% of net assets.

^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
#	Variable rate obligations – The interest rate shown is the rate as of January 31, 2007.
+	Step Bond – The interest rate stated is as of January 31, 2007 and will reset at a future date.
Ø	Bond is currently in default.
*	Non-income producing security.
[1]	Par Value is less than 1,000
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $132,489,964, $4,748,175, $(1,055,456) and $3,692,719, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2007